Accounting principles, rules and methods - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2023
Minimum | General facilities, fixtures and fittings
Accounting principles, rules and methods
Depreciation periods	3 years
Minimum | Technical installations, equipment and tooling
Accounting principles, rules and methods
Depreciation periods	5 years
Minimum | Office and IT equipment
Accounting principles, rules and methods
Depreciation periods	3 years
Minimum | Furniture
Accounting principles, rules and methods
Depreciation periods	3 years
Minimum | Transport equipment
Accounting principles, rules and methods
Depreciation periods	3 years
Maximum | General facilities, fixtures and fittings
Accounting principles, rules and methods
Depreciation periods	15 years
Maximum | Technical installations, equipment and tooling
Accounting principles, rules and methods
Depreciation periods	7 years
Maximum | Office and IT equipment
Accounting principles, rules and methods
Depreciation periods	5 years
Maximum | Furniture
Accounting principles, rules and methods
Depreciation periods	5 years
Maximum | Transport equipment
Accounting principles, rules and methods
Depreciation periods	5 years